Equity accounted investments - Not material and Capital commitments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Summarised financial information for the group's share of equity accounted investments which are not material
Share of profits of equity accounted investments, net of tax	R 1,074	R 1,443	R 1,071
Equity accounted investments
Capital commitments and relating to equity accounted investments
Authorised and contracted for	715	536
Authorised but not yet contracted for	1,100	623
Less expenditure to the end of year	(532)	(266)
Total capital commitments	1,283	893
Immaterial equity accounted investments
Summarised financial information for the group's share of equity accounted investments which are not material
Operating profit	13	419
(Loss)/profit before tax	(2)	427
Taxation	(56)	(152)
Share of profits of equity accounted investments, net of tax	R (58)	R 275